CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

The investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean pesos or in foreign currencies such as U.S. dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2022	12-31-2021
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	64	91
Balances with Banks	298,513	528,985
Short-term deposits	258,566	251,956
Mutual funds	110,064	230,068
Total	667,207	1,011,100

The risk classification of the Company’s mutual funds as of December 31, 2022 and 2021 is shown below.

	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
AAAfm	24,933	134,314
No classification	85,131	95,754
Total Mutual Funds	110,064	230,068

Changes in Financial Liabilities

	12-31-2022
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	991,956	296,316	4,426,033	5,714,305
Cash flows (+) Borrowings obtained	318,357	-	-	318,357
(-) Borrowings paid	(347,459)	(9,578)	(40,940)	(397,977)
(-) Commissions paid	(1,656)	-	-	(1,656)
(-) Interest paid	(18,450)	(37,141)	(193,737)	(249,328)
(+) Accrued interest	22,679	37,039	194,200	253,918
(+/-) Inflation adjustment	(29,757)	-	120,091	90,334
(+/-) Changes in fair value	-	(209,936)	-	(209,936)
(+/-) Other non-cash movements	5,007	(14)	7,812	12,805
Closing balance	940,677	76,686	4,513,459	5,530,822

	12-31-2021
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	1,274,260	39,660	4,707,944	6,021,864
Cash flows (+) Borrowings obtained	167,962	-	-	167,962
(-) Borrowings paid	(405,567)	(25,316)	(165,607)	(596,490)
(-) Commissions paid	(2,328)	-	-	(2,328)
(-) Interest paid	(18,084)	(30,034)	(204,465)	(252,583)
(+) Accrued interest	16,961	29,032	200,843	246,836
(+/-) Inflation adjustment	(45,891)	-	(120,785)	(166,676)
(+/-) Changes in fair value	-	283,261	-	283,261
(+/-) Other non-cash movements	4,643	(287)	8,103	12,459
Closing balance	991,956	296,316	4,426,033	5,714,305

	Lease liabilities
	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Opening balance January 1	163,304	211,755
Cash flows (-) Borrowings paid	(65,000)	(67,895)
(-) Interest paid	(9,724)	(7,811)
(+) Accrued interest	9,753	8,363
(+/-) Inflation adjustment	839	(13,540)
(+) Increase due to new leases liabilities	167,370	35,186
(+/-) Other movements	(2,318)	(2,754)
Closing balance	264,224	163,304